Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cash And Cash Equivalents Abstract
Cash in hand	$ 18,839	$ 3,195	$ 5,026	$ 1,960	$ 5,013	$ 2,273
Balances in current accounts	16,741,142	15,877,796	47,884,909	19,828,811	32,338
Total	$ 16,759,981	$ 15,880,991	$ 47,889,935	$ 19,830,771	$ 37,351